As filed with the Securities and Exchange Commission on February 22, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-09088)

Empiric Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX 78759
(Address of principal executive offices) (Zip code)

Mark A. Coffelt
6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX 78759
(Name and address of agent for service)

800-880-0324
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/07

Date of reporting period: 12/31/06

Item 1. Schedule of Investments.

Empiric Core Equity Fund
Schedule of Investments
December 31, 2006 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.19%
Consumer Discretionary - 4.64%
Apparel Retail - 0.72%
Gymboree Corp. *	6,000	$228,960
Men's Wearhouse, Inc.	9,000	344,340
		573,300
Automobile Manufacturers - 1.01%
Toyota Motor Corp. - ADR *	6,000	805,860
Department Stores - 2.30%
Kohl's Corp. *	16,000	1,094,880
Nordstrom, Inc.	15,000	740,100
		1,834,980
Movies & Entertainment - 0.58%
Lodgenet Entertainment Corp. *	18,700	468,061
Publishing - 0.03%
Idearc, Inc. *	900	25,785
Total Consumer Discretionary (Cost $3,255,837)		3,707,986

Consumer Staples - 6.26%
Agricultural Product - 0.05%
MGP Ingredients, Inc.	1,640	37,081
Brewers - 1.44%
Compania Cervecerias Unidas SA - ADR	38,700	1,149,390
Distillers & Vintners - 1.78%
Diageo PLC - ADR +	17,900	1,419,649
Packaged Foods & Meats - 0.17%
Sadia SA - ADR	4,000	136,360
Personal Products - 0.95%
USANA Health Sciences, Inc. *	14,700	759,402
Soft Drinks - 1.87%
Coca-Cola Femsa SA de CV - ADR	39,300	1,493,400
Total Consumer Staples (Cost $4,058,288)		4,995,282

Energy - 4.98%
Integrated Oil & Gas - 0.36%
ChevronTexaco Corp.	2,000	147,060
Tesoro Petroleum Corp.	2,100	138,117
		285,177
Oil & Gas Equipment & Services - 1.37%
Acergy SA - ADR *	25,000	481,500
BJ Services Co.	19,000	557,080
ICO, Inc.*	10,600	59,784
		1,098,364
Oil & Gas Exploration & Production - 2.55%
Devon Energy Corp.	4,900	328,692
Nexen, Inc. ^	20,000	1,100,000
PetroChina Co Ltd. - ADR	4,300	605,354
		2,034,046
Oil & Gas Refining & Marketing & Transportation - 0.70%
Giant Industries, Inc. *	2,300	172,385
Sunoco, Inc.	6,200	386,632
		559,017
Total Energy (Cost $2,043,772)		3,976,604

Financials - 30.51%
Diversified Banks - 6.74%
ABN Amro Holding NV - ADR	34,700	1,112,135
Credit Suisse Group - ADR	18,000	1,257,300
HSBC Holdings PLC - ADR	16,000	1,466,400
U.S. Bancorp	27,000	977,130
Wells Fargo & Co.	16,000	568,960
		5,381,925
Diversified Financial Services - 11.40%
Australia & New Zealand Banking Group Ltd. - ADR	10,900	1,216,004
Banco Bilbao Vizcaya Argentaria SA - ADR	67,000	1,612,020
Banco De Chile - ADR	400	20,596
BanColombia SA - ADR	55,400	1,725,710
Barclays PLC - ADR	23,000	1,337,220
Deutsche Bank AG ^	7,000	932,680
The First Marblehead Corp.	9,750	532,838
ING Groep NV - ADR	11,000	485,870
National Australia Bank Ltd. - ADR	5,000	796,250
ORIX Corp. - ADR	3,000	440,400
		9,099,588
Investment Banking & Brokerage - 3.77%
The Goldman Sachs Group, Inc.	5,600	1,116,360
Nomura Holdings, Inc. - ADR	61,000	1,155,340
TradeStation Group, Inc. *	54,000	742,500
		3,014,200
Life & Health Insurance - 2.77%
AFLAC, Inc.	16,600	763,600
Prudential Financial, Inc.	7,000	601,020
Prudential PLC - ADR	30,500	845,765
		2,210,385
Multi-line Insurance - 2.44%
21st Century Holding Co.	20,810	494,237
Allianz AG - ADR	29,000	592,180
American Financial Group, Inc.	24,000	861,840
		1,948,257
Property & Casualty Insurance - 1.87%
Meadowbrook Insurance Group, Inc. *	23,800	235,382
Philadelphia Consolidated Holding Co. *	11,000	490,160
State Auto Financial Corp.	5,900	204,907
Zenith National Insurance Corp.	12,000	562,920
		1,493,369
Thrifts & Mortgage Finance - 1.52%
Fannie Mae	9,000	534,510
IndyMac Bancorp, Inc.	15,000	677,400
		1,211,910
Total Financials (Cost $20,784,746)		24,359,634

Health Care - 10.13%
Health Care - Managed Care - 1.20%
Cigna Corp.	7,300	960,461
Health Care Services - 0.53%
Quest Diagnostics	8,000	424,000
Health Care Supplies - 1.31%
Smith & Nephew PLC - ADR	20,000	1,046,600
Life Sciences Tools & Services - 0.64%
Charles River Laboratories International, Inc. *	11,800	510,350
Pharmaceuticals - 6.45%
Aspreva Pharmaceuticals Corp. *^	8,000	164,160
AstraZeneca PLC - ADR	11,000	589,050
GlaxoSmithKline PLC - ADR	22,000	1,160,720
Novartis AG - ADR	20,400	1,171,776
Sanofi-Aventis - ADR	27,800	1,283,526
Teva Pharmaceutical Industries Ltd. - ADR	25,000	777,000
		5,146,232
Total Health Care (Cost $7,766,958)		8,087,643

Industrials - 10.65%
Aerospace & Defense - 1.46%
Cae, Inc. ^	60,000	550,800
L-3 Communications Holdings, Inc.	7,500	613,350
		1,164,150
Air Freight & Logistics - 0.54%
FedEx Corp.	4,000	434,480
Building Products - 0.84%
NCI Building Systems, Inc. *	13,000	672,750
Construction & Engineering - 1.17%
Meadow Valley Corp. *	52,619	534,083
Michael Baker Corp. *	17,796	403,079
		937,162
Construction & Farm Machinery & Heavy Trucks - 1.58%
Commercial Vehicle Group, Inc. *	16,000	348,800
Gehl Co. *	33,050	909,866
		1,258,666
Diversified Commercial Services - 0.22%
FTD Group, Inc. *	10,000	178,900
Employment Services - 0.99%
Adecco SA - ADR	28,000	479,640
Barrett Business Services Inc.	13,099	306,779
		786,419
Industrial Machinery - 2.23%
Ampco-Pittsburgh Corp.	3,656	122,403
Parker Hannifin Corp.	13,000	999,440
Sun Hydraulics, Inc.	32,100	658,371
		1,780,214
Machinery Industrial - 0.99%
Kubota Corp. - ADR *	17,000	789,990
Railroads - 0.63%
Norfolk Southern Corp.	10,000	502,900
Total Industrials (Cost $7,902,765)		8,505,631

Information Technology - 3.89%
Application Software - 0.53%
Smith Micro Software, Inc. *	30,000	425,700
Communications Equipment - 1.02%
Avocent Corp. *	24,000	812,400
Computer Hardware - 1.60%
Dell, Inc. *	51,000	1,279,590
Data Processing & Outsourced Services - 0.74%
Automatic Data Processing, Inc.	12,000	591,000
Total Information Technology (Cost $3,227,680)		3,108,690

Materials - 14.51%
Diversified Metals & Mining - 9.54%
Alliance Resource Partners LP	14,000	483,280
Anglo American PLC - ADR	70,000	1,708,700
BHP Billiton Ltd. - ADR	18,500	735,375
Cia de Minas Buenaventura SA - ADR	26,300	737,978
Cia Vale do Rio Doce - ADR	24,000	713,760
Phelps Dodge Corp.	2,500	299,300
Rio Tinto PLC - ADR	5,000	1,062,450
RTI International Metals, Inc. *	24,000	1,877,280
		7,618,123
Fertilizers & Agricultural Chemicals - 1.57%
Syngenta AG - ADR	25,000	928,500
Terra Nitrogen Co. LP	9,400	320,070
		1,248,570
Steel - 3.40%
NN, Inc.	33,037	410,650
POSCO - ADR *	12,200	1,008,574
Tenaris SA - ADR	26,000	1,297,140
		2,716,364
Total Materials (Cost $9,189,822)		11,583,057

Telecommunication Services - 6.66%
Integrated Telecommunication Services - 4.46%
Alaska Communications Systems Group, Inc.	18,000	273,420
AT&T, Inc.	26,000	929,500
BT Group PLC - ADR	14,000	838,460
Royal Kpn NV - ADR	36,600	521,916
Telenor ASA - ADR	5,742	324,021
Verizon Communications, Inc.	18,000	670,320
		3,557,637
Wireless Telecommunication Services - 2.20%
America Movil SA de CV - ADR	20,000	904,400
China Mobile Hong Kong Ltd. - ADR	13,000	561,860
USA Mobility, Inc.	13,000	290,810
		1,757,070
Total Telecommunication Services (Cost $4,353,524)		5,314,707

Utilities - 5.96%
Electric Utilities - 3.09%
E.ON AG - ADR	5,000	225,950
Korea Electric Power Corp. - ADR +	61,000	1,385,310
National Grid Transco PLC - ADR	11,800	856,916
		2,468,176
Independent Power Producers - 1.10%
The AES Corp. *	25,000	551,000
TXU Corp.	6,000	325,260
		876,260
Water Utilities - 1.77%
Veolia Environnement - ADR	18,800	1,414,888
Total Utilities (Cost $3,264,779)		4,759,324

TOTAL COMMON STOCKS (Cost $65,848,171)		$78,398,558

EXCHANGE TRADED FUNDS - 2.50%
IShares MSCI Austria Index *+	46,600	1,723,734
Ishares MSCI Pacific Ex Jpn	2,000	250,480
Ishares MSCI Singapore Free	2,200	24,640
		1,998,854
TOTAL EXCHANGE TRADED FUNDS (Cost $985,380)		$1,998,854

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 0.56%
Variable Rate Demand Notes# - 0.56%
American Family Financial Services, 4.9427%	$122,006	$122,006
Wisconsin Corporate Central Credit Union, 4.9900%	321,196	321,196
		443,202
TOTAL SHORT TERM INVESTMENTS (Cost $443,202)		$443,202
TOTAL INVESTMENTS (Cost $67,276,753) - 101.25%		$80,840,614
Liabilities in Excess of Other Assets - (1.25)%		(994,482)
TOTAL NET ASSETS - 100.00%		$79,846,132

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non Income Producing
^	Foreign Issued Security
+	A portion of the investment is held by the broker as collateral for short sales activity.
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
	Interest rates change periodically on specified dates. The rates shown are as of December 31, 2006.

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows**:

	Cost of investments	$67,254,072
	Gross unrealized appreciation	14,677,253
	Gross unrealized depreciation	(1,090,711)
	Net unrealized appreciation	$13,586,542

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Empiric Funds, Inc.

By (Signature and Title) /s/Mark A. Coffelt
Mark A. Coffelt, President

Date   2/21/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Mark A. Coffelt
Mark A. Coffelt, Chief Executive Officer

Date   2/21/07

By (Signature and Title) /s/Mark A. Coffelt
Mark A. Coffelt, Chief Executive Officer

Date   2/21/07